Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Dec. 31, 2024
Plant and machinery [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Plant and machinery [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Office equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Office equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer systems [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Computer systems [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Renovation [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Renovation [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Tester and tools [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Tester and tools [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold premises [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Leasehold premises [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	6 years